SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-use Assets And Operating Lease Liabilities
For the year ending December 31, 2025	$ 175,942
For the year ending December 31, 2026	74,030
Total	249,972
Less: present value discount	(13,583)
Lease liability	$ 236,389	$ 384,382